Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	$ 2,044
Balance at end of year	3,722	$ 2,044
Loans	3,540	1,915
Undrawn credit facilities and other off-balance sheet exposures	182	129
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	211	214
Originations net of repayments and other derecognitions	(20)	(30)
Changes in model	27	(13)
Net remeasurement	175	85
Provision for (reversal of) credit losses	182	42
Write-offs	(16)	(29)
Recoveries	6	2
Interest income on impaired loans	(19)	(17)
Foreign exchange and other	(1)	(1)
Balance at end of year	363	211
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	573	498
Originations net of repayments and other derecognitions	(26)	(5)
Changes in model	168	16
Net remeasurement	439	398
Provision for (reversal of) credit losses	581	409
Write-offs	(353)	(395)
Recoveries	66	62
Interest income on impaired loans	(5)	(5)
Foreign exchange and other	1	4
Balance at end of year	863	573
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	485	472
Originations net of repayments and other derecognitions	(72)	(50)
Changes in model	53	(12)
Net remeasurement	540	471
Provision for (reversal of) credit losses	521	409
Write-offs	(409)	(516)
Recoveries	111	117
Foreign exchange and other		3
Balance at end of year	708	485
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	775	557
Originations net of repayments and other derecognitions	(14)	(8)
Changes in model	12	4
Net remeasurement	1,207	430
Provision for (reversal of) credit losses	1,205	426
Write-offs	(157)	(190)
Recoveries	9	13
Interest income on impaired loans	(21)	(18)
Foreign exchange and other	(23)	(13)
Balance at end of year	1,788	775
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	586
Balance at end of year	844	586
Loans	735	526
Undrawn credit facilities and other off-balance sheet exposures	109	60
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	28	27
Originations net of repayments and other derecognitions	9	4
Changes in model	(3)	(2)
Net remeasurement	(21)	(41)
Transfers to 12-month ECL	61	42
Transfers to lifetime ECL performing	(23)	(3)
Provision for (reversal of) credit losses	23
Foreign exchange and other		1
Balance at end of year	51	28
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	174	190
Originations net of repayments and other derecognitions	37	45
Changes in model	(13)	(14)
Net remeasurement	(186)	(194)
Transfers to 12-month ECL	300	183
Transfers to lifetime ECL performing	(108)	(37)
Provision for (reversal of) credit losses	30	(17)
Foreign exchange and other		1
Balance at end of year	204	174
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	145	102
Originations net of repayments and other derecognitions	(3)
Changes in model	(6)	36
Net remeasurement	(223)	(190)
Transfers to 12-month ECL	281	229
Transfers to lifetime ECL performing	(58)	(33)
Provision for (reversal of) credit losses	(9)	42
Foreign exchange and other		1
Balance at end of year	136	145
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	239	180
Originations net of repayments and other derecognitions	51	32
Changes in model	14
Net remeasurement	264	(17)
Transfers to 12-month ECL	113	71
Transfers to lifetime ECL performing	(201)	(21)
Transfers to lifetime ECL credit-impaired	(21)	(2)
Provision for (reversal of) credit losses	220	63
Foreign exchange and other	(6)	(4)
Balance at end of year	453	239
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	812
Balance at end of year	1,962	812
Loans	1,891	745
Undrawn credit facilities and other off-balance sheet exposures	71	67
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	43	44
Originations net of repayments and other derecognitions	(12)	(11)
Changes in model	30	(6)
Net remeasurement	123	32
Transfers to 12-month ECL	(51)	(30)
Transfers to lifetime ECL performing	39	22
Transfers to lifetime ECL credit-impaired	(10)	(7)
Provision for (reversal of) credit losses	119
Foreign exchange and other	(1)	(1)
Balance at end of year	161	43
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	271	199
Originations net of repayments and other derecognitions	(51)	(50)
Changes in model	181	30
Net remeasurement	378	283
Transfers to 12-month ECL	(292)	(179)
Transfers to lifetime ECL performing	126	51
Transfers to lifetime ECL credit-impaired	(67)	(63)
Provision for (reversal of) credit losses	275	72
Balance at end of year	546	271
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	340	370
Originations net of repayments and other derecognitions	(69)	(50)
Changes in model	59	(48)
Net remeasurement	674	477
Transfers to 12-month ECL	(281)	(229)
Transfers to lifetime ECL performing	58	33
Transfers to lifetime ECL credit-impaired	(209)	(215)
Provision for (reversal of) credit losses	232	(32)
Foreign exchange and other		2
Balance at end of year	572	340
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	158	147
Originations net of repayments and other derecognitions	(45)	(19)
Changes in model	(1)	1
Net remeasurement	594	97
Transfers to 12-month ECL	(103)	(64)
Transfers to lifetime ECL performing	210	25
Transfers to lifetime ECL credit-impaired	(121)	(29)
Provision for (reversal of) credit losses	534	11
Foreign exchange and other	(9)
Balance at end of year	683	158
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	646
Balance at end of year	916	646
Loans	914	644
Undrawn credit facilities and other off-balance sheet exposures	2	2
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	140	143
Originations net of repayments and other derecognitions	(17)	(23)
Changes in model		(5)
Net remeasurement	73	94
Transfers to 12-month ECL	(10)	(12)
Transfers to lifetime ECL performing	(16)	(19)
Transfers to lifetime ECL credit-impaired	10	7
Provision for (reversal of) credit losses	40	42
Write-offs	(16)	(29)
Recoveries	6	2
Interest income on impaired loans	(19)	(17)
Foreign exchange and other		(1)
Balance at end of year	151	140
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	128	109
Originations net of repayments and other derecognitions	(12)
Net remeasurement	247	309
Transfers to 12-month ECL	(8)	(4)
Transfers to lifetime ECL performing	(18)	(14)
Transfers to lifetime ECL credit-impaired	67	63
Provision for (reversal of) credit losses	276	354
Write-offs	(353)	(395)
Recoveries	66	62
Interest income on impaired loans	(5)	(5)
Foreign exchange and other	1	3
Balance at end of year	113	128
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	89	184
Transfers to lifetime ECL credit-impaired	209	215
Provision for (reversal of) credit losses	298	399
Write-offs	(409)	(516)
Recoveries	111	117
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	378	230
Originations net of repayments and other derecognitions	(20)	(21)
Changes in model	(1)	3
Net remeasurement	349	350
Transfers to 12-month ECL	(10)	(7)
Transfers to lifetime ECL performing	(9)	(4)
Transfers to lifetime ECL credit-impaired	142	31
Provision for (reversal of) credit losses	451	352
Write-offs	(157)	(190)
Recoveries	9	13
Interest income on impaired loans	(21)	(18)
Foreign exchange and other	(8)	(9)
Balance at end of year	$ 652	$ 378